Accounts Receivable (Tables)	6 Months Ended
Jun. 30, 2024
Accounts Receivable
Schedule of Account receivable

	As of December 31,	As of June 30,
	2023	2024	2024
	RMB	RMB	US$
Accounts receivable	482,365	449,478	61,850
Less: allowance for doubtful accounts	(6,373)	(6,373)	(877)
Accounts receivable, net	475,992	443,105	60,973

Schedule of the movement in the allowance for doubtful accounts

	As of December 31,	As of June 30,
	2023	2024	2024
	RMB	RMB	US$
Balance at beginning of year	(7,131)	(6,373)	(877)
Reversals	758	—	—
Balance at end of year	(6,373)	(6,373)	(877)